UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC.
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:

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
/s/ Ronald Ray                                    NEW YORK, NEW YORK                         NOVEMBER 8, 2007
---------------------------                 ------------------------------              --------------------------
      [Signature]                                   [City, State]                                 [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   44
                                                          ------------------

Form 13F Information Table Value Total:                             $684,538
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         ---------------------------        ------------------

         None.







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                                                                Para Advisors, LLC.
                                                            Form 13F Information Table
                                                         Quarter ended September 30, 2007

                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY

                                                 Fair Market Shares or
                                                    Value    Principal SH/ Put/       Shared  Shared Other
Issuer                   Title of       Cusip        (in       Amount  PRN Call  Sole Defined Other  Managers   Sole   Shared None
                           Class        Number    thousands)
-----------------------------------------------------------------------------------------------------------------------------------
ACE Ltd                     ORD        G0070K103    $25,330   418,200  SH         Sole                         418,200
-----------------------------------------------------------------------------------------------------------------------------------
Alcan Inc                   COM        013716105    $15,002   149,900  SH         Sole                         149,900
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                   COM        013817101    $34,637   885,400  SH         Sole                         885,400
-----------------------------------------------------------------------------------------------------------------------------------
                            SPON ADR
America Movil Sab De CV     L SHS      0236W105     $15,757   246,200  SH         Sole                         246,200
-----------------------------------------------------------------------------------------------------------------------------------
American Intl Grp           COM        026874107    $26,620   393,500  SH         Sole                         393,500
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos Inc   COM        029712106    $21,888   614,500  SH         Sole                         614,500
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp         CL A       029912201     $8,582   197,100  SH         Sole                         197,100
-----------------------------------------------------------------------------------------------------------------------------------
                            SPONSORED
BP PLC                      ADR        055622104    $23,884   344,400  SH         Sole                         344,400
-----------------------------------------------------------------------------------------------------------------------------------
CSX Corp                    COM        126408103     $8,405   196,700  SH         Sole                         196,700
-----------------------------------------------------------------------------------------------------------------------------------
                            CL A NY
Cablevision Systems Corp    CABLVS     12686C109    $10,318   295,300  SH         Sole                         295,300
-----------------------------------------------------------------------------------------------------------------------------------
Carpenter Technology        COM        144285103    $16,654   128,100  SH         Sole                         128,100
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Metals Co        COM        201723103     $9,356   295,600  SH         Sole                         295,600
-----------------------------------------------------------------------------------------------------------------------------------
Corning Inc                 COM        219350105    $26,679 1,082,300  SH         Sole                       1,082,300
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp  COM        222372104     $1,871    98,400  SH         Sole                          98,400
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp                    COM        268648102     $5,123   246,300  SH         Sole                         246,300
-----------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtg Assn       COM        313586109    $11,973   196,900  SH         Sole                         196,900
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Ln Mtg Corp    COM        313400301    $17,426   295,300  SH         Sole                         295,300
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs               COM        38141G104    $10,837    50,000  SH         Sole                          50,000
-----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co   COM        382550101    $17,948   590,200  SH         Sole                         590,200
-----------------------------------------------------------------------------------------------------------------------------------
Harrahs Entertainment       COM        413619107    $23,506   270,400  SH         Sole                         270,400
-----------------------------------------------------------------------------------------------------------------------------------
Helix Energy Solutions
Group                       COM        42330P107    $27,140   639,200  SH         Sole                         639,200
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp                  COM        458140100    $12,739   492,600  SH         Sole                         492,600
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY

                                                 Fair Market Shares or
                                                    Value    Principal SH/ Put/        Shared  Shared Other
Issuer                     Title of      Cusip       (in       Amount  PRN Call   Sole Defined Other  Managers  Sole   Shared None
                             Class       Number  thousands)
-----------------------------------------------------------------------------------------------------------------------------------
                            COM PAR
Kaiser Aluminum             $0.01      483007704    $15,617   221,300  SH         Sole                         221,300
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern        COM NEW    485170302     $9,500   295,300  SH         Sole                         295,300
-----------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International
In                          COM NEW    521863308    $14,020   172,300  SH         Sole                         172,300
-----------------------------------------------------------------------------------------------------------------------------------
MFA Mortgage Investments
Inc                         COM        55272X102     $5,148   639,500  SH         Sole                         639,500
-----------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Companies Inc   COM        580645109     $7,519   147,700  SH         Sole                         147,700
-----------------------------------------------------------------------------------------------------------------------------------
Mirant                      COM        60467R100    $16,008   393,500  SH         Sole                         393,500
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp                    COM        62886E108    $19,596   393,500  SH         Sole                         393,500
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy                  COM NEW    629377508    $14,565   344,400  SH         Sole                         344,400
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp       COM        655844108     $7,667   147,700  SH         Sole                         147,700
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Financial Inc    COM        744320102    $24,014   246,100  SH         Sole                         246,100
-----------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                COM        747525103    $16,642   393,800  SH         Sole                         393,800
-----------------------------------------------------------------------------------------------------------------------------------
Sequa Corp                  CL A       817320104     $6,200    37,400  SH         Sole                          37,400
-----------------------------------------------------------------------------------------------------------------------------------
Target Corporation          COM        87612E106    $11,951   188,000  SH         Sole                         188,000
-----------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum             COM        903914109    $24,419   393,600  SH         Sole                         393,600
-----------------------------------------------------------------------------------------------------------------------------------
Universal American
Financial                   COM        913377107    $15,702   688,400  SH         Sole                         688,400
-----------------------------------------------------------------------------------------------------------------------------------
VeriSign Inc                COM        92343E102     $4,983   147,700  SH         Sole                         147,700
-----------------------------------------------------------------------------------------------------------------------------------
WABCO Holdings              COM        92927K102    $20,706   442,900  SH         Sole                         442,900
-----------------------------------------------------------------------------------------------------------------------------------
Washington Group
International               COM NEW    938862208    $26,659   303,600  SH         Sole                         303,600
-----------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co             COM        962166104    $14,229   196,800  SH         Sole                         196,800
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc            COM        969457100    $33,512   983,900  SH         Sole                         983,900
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                   COM        013817101     $3,056     6,443  SH  CALL   Sole                           6,443
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos Inc   COM        029712106     $1,150     2,018  SH  CALL   Sole                           2,018
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                            $684,538
(in thousands)


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